NET (LOSS) INCOME PER SHARE - Summary of computation of basic and diluted net loss per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (1,392,930)	$ (213,474)	¥ 226,630	¥ 19,650
Less: Accretion on Series A Preferred Shares redemption value	0	0	16,772	38,930
Less: Undistributed earnings allocated to Series A Preferred Shares | ¥	0		21,698	0
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares-basic	¥ (1,392,930)	$ (213,474)	¥ 188,160	¥ (19,280)
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-basic	159,725,779	159,725,779	132,400,941	92,224,998
Net (loss) income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (8.72)	$ (1.34)	¥ 1.42	¥ (0.21)
Denominator:
Weighted average ordinary shares basic outstanding	159,725,779	159,725,779	132,400,941	92,224,998
Effect of potentially diluted stock options	0	0	6,998,647	0
Effect of potentially diluted RSUs	0	0	78,310	0
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-diluted	159,725,779	159,725,779	139,477,898	92,224,998
Net (loss) income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (8.72)	$ (1.34)	¥ 1.35	¥ (0.21)
RSUs [Member]
Denominator:
Shares issuable	64,576	64,576	512,847
Employee Stock Option
Denominator:
Shares issuable				21,892,243
Series A Convertible Redeemable Preferred Stock [Member]
Denominator:
Shares issuable				35,625,002